Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable (in dollars)	$ 1,804	$ 654
Allowance for doubtful accounts, net investment in sales-type leases (in dollars)	$ 183	$ 301
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	180,000	180,000	60,000
Common stock, shares issued	49,211	38,372	21,246
Common stock, shares outstanding	49,211	38,372